Derivative Liability (Details Narrative) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2018
Common stock discounted percentage		60.00%
Change in derivative liability		$ 91,070
Securities Purchase Agreement [Member] | Investor [Member]
Number of warrants issued during period	28,333
Warrants exercise price per share	$ 7.88
Warrants term	5 years
Fair value of derivative liabilities related to warrants issued	$ 169,270
Fair value of derivative liability related to embedded conversion feature	$ 92,659